Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Cost
As at January 1	$ 24,350	$ 21,842
Additions	3,045	1,570
Disposals	(12)	(54)
Exchange differences	447	(558)
As at June 30	27,830	22,800
Accumulated depreciation
As at January 1	14,396	13,335
Depreciation	1,263	1,082
Disposals	(11)	(49)
Exchange differences	258	(341)
As at June 30	15,906	14,027
Net book value	11,924	8,773	$ 9,954
Buildings
Cost
As at January 1	2,232	2,392
Exchange differences	40	(60)
As at June 30	2,272	2,332
Accumulated depreciation
As at January 1	971	1,036
Depreciation	52	60
Exchange differences	18	(27)
As at June 30	1,041	1,069
Net book value	1,231	1,263
Leasehold improvements
Cost
As at January 1	6,296	5,989
Additions	228	326
Transfers	128
Exchange differences	113	(153)
As at June 30	6,765	6,162
Accumulated depreciation
As at January 1	4,249	3,445
Depreciation	410	469
Exchange differences	77	(91)
As at June 30	4,736	3,823
Net book value	2,029	2,339
Plant and equipment
Cost
As at January 1	86	88
Additions	39
Transfers	1,300
Exchange differences	3	(2)
As at June 30	1,428	86
Accumulated depreciation
As at January 1	71	70
Depreciation	55	4
Transfers	239
Exchange differences	1	(2)
As at June 30	366	72
Net book value	1,062	14
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	13,976	12,806
Additions	509	1,118
Disposals	(12)	(54)
Transfers	(847)	275
Exchange differences	247	(331)
As at June 30	13,873	13,814
Accumulated depreciation
As at January 1	9,105	8,784
Depreciation	746	549
Disposals	(11)	(49)
Transfers	(239)
Exchange differences	162	(221)
As at June 30	9,763	9,063
Net book value	4,110	4,751
Construction in Progress
Cost
As at January 1	1,760	567
Additions	2,269	126
Transfers	(581)	(275)
Exchange differences	44	(12)
As at June 30	3,492	406
Accumulated depreciation
Net book value	$ 3,492	$ 406